Common shares - Summary of restricted stock awards (Details) - Restricted Stock	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Number of shares, outstanding and non-vested (in shares) | shares	2,997,992	3,806,773
Number of shares, granted (in shares) | shares	1,047,997	276,369
Number of shares, vested (in shares) | shares	(1,337,500)	(1,085,150)
Number of shares, forfeited (in shares) | shares	(2,500)	0
Number of shares, outstanding and non-vested (in shares) | shares	2,705,989	2,997,992
Weighted average grant date fair value, outstanding and non-vested (in USD per share) | $	$ 23.27	$ 24.19
Weighted average grant date fair value, granted (in USD per share) | $	21.39	18.38
Weighted average grant date fair value, vested (in USD per share) | $	25.11	25.27
Weighted average grant date fair value, forfeited (in USD per share) | $	16.66	0
Weighted average grant date fair value, outstanding and non-vested (in USD per share) | $	$ 21.63	$ 23.27